INCOME TAXES - Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Combined Canadian federal and provincial income tax rate		27.50%	27.80%	28.40%
Foreign earnings/losses taxed at higher income tax rates		0.10%	0.00%	0.20%
Foreign earnings/losses taxed at lower income tax rates		(1.60%)	(4.30%)	(4.80%)
Prior period adjustments		0.40%	(0.50%)	0.50%
Nondeductible expenses (nontaxable income)		4.50%	(1.90%)	1.10%
Impact of other differences		(2.60%)	1.60%	(2.30%)
Canadian deferred tax assets (recognized) not recognized		(3.10%)	(1.80%)	4.30%
Derecognition (recognition) of deferred tax assets		0.40%	(0.20%)	(1.30%)
Proposed tax assessment		0.00%	0.00%	2.20%
Effective income tax rate		25.60%	20.70%	28.30%
Proposed state income tax assessment	$ 2.3